Schedule of credit risk exposure by type (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other receivables	₨ 4,637,243	₨ 3,061,209
Other financial assets	2,916,793	706,236
Cash and cash equivalents (except cash in hand)	1,741,878	503,476
Total	₨ 9,295,914	₨ 4,270,921